REVENUES	12 Months Ended
Dec. 31, 2011
REVENUES
4.	REVENUES

The Group's revenues for the respective periods included sales of products, services of solar power product processing services and solar system integration services which are detailed as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Sales of solar modules	182,015,116	3,247,825,572	6,647,264,147
Sales of silicon wafers	1,102,232,823	909,647,382	517,935,191
Sales of solar cells	225,866,285	432,863,616	168,388,351
Solar system integration services	—	—	24,798,017
Sales of silicon ingots	98,882	10,803,010	14,363,232
Sales of recovered silicon materials	28,039,357	—	6,365,978
Processing service fees	29,607,129	53,715,143	5,836,528
Total	1,567,859,592	4,654,854,723	7,384,951,444

The Group operates in a single business segment that includes the design, development, and manufacture of PV products, solar system integration services as well as developing commercial solar power projects. The following table summarizes the Group's net revenues generated from sales of products and provision of processing and solar system integration services to customers in respective geographic locations:

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Inside China (including Hong Kong and Taiwan)	1,265,011,733	1,600,001,420	1,281,483,521
Outside China
Germany	90,424,974	1,157,707,877	2,422,250,586
Italy	2,232,377	1,130,191,372	1,846,512,600
France	10,516,282	21,597,179	414,941,954
Cyprus	—	—	304,723,650
Belgium	19,295,157	274,242,843	222,280,387
Rest of the world	180,379,069	471,114,032	892,758,746
Total	1,567,859,592	4,654,854,723	7,384,951,444